EMPLOYEE BENEFITS OBLIGATIONS - Future Mortality Rate (Details)	Mar. 31, 2020 Employee_Age	Mar. 31, 2019 Employee_Age
Male | Life Expectancy, at Age 45 | Canada | CPM private tables
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	23.5	23.4
Male | Life Expectancy, at Age 45 | Netherlands | AG2018
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	23.9	23.8
Male | Life Expectancy, at Age 45 | Germany | Heubeck RT2018G
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	23.0	22.8
Male | Life Expectancy, at Age 45 | United Kingdom | S1PA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	23.1	23.5
Male | Life Expectancy, at Age 45 | United States | CPM private tables
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	24.7	23.4
Male | Life Expectancy, at Age 65 | Canada | CPM private tables
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	22.0	21.9
Male | Life Expectancy, at Age 65 | Netherlands | AG2018
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	21.8	21.7
Male | Life Expectancy, at Age 65 | Germany | Heubeck RT2018G
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	20.2	20.0
Male | Life Expectancy, at Age 65 | United Kingdom | S1PA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	22.0	22.4
Male | Life Expectancy, at Age 65 | United States | CPM private tables
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	23.3	21.9
Female | Life Expectancy, at Age 45 | Canada | CPM private tables
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	25.6	25.5
Female | Life Expectancy, at Age 45 | Netherlands | AG2018
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	25.9	25.8
Female | Life Expectancy, at Age 45 | Germany | Heubeck RT2018G
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	25.9	25.8
Female | Life Expectancy, at Age 45 | United Kingdom | S1PA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	25.1	25.5
Female | Life Expectancy, at Age 45 | United States | CPM private tables
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	26.2	25.8
Female | Life Expectancy, at Age 65 | Canada | CPM private tables
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	24.3	24.2
Female | Life Expectancy, at Age 65 | Netherlands | AG2018
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	23.7	23.6
Female | Life Expectancy, at Age 65 | Germany | Heubeck RT2018G
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	23.7	23.6
Female | Life Expectancy, at Age 65 | United Kingdom | S1PA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	22.0	24.2
Female | Life Expectancy, at Age 65 | United States | CPM private tables
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee life expectancy	24.9	24.4